General and administrative expenses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General and Administrative Expense [Abstract]
Payroll and related	$ 4,184		$ 3,382							$ 698	$ 12,409	$ 10,086	$ 13,490	$ 13,780
Share compensation expenses	2,481		4,143							0	6,979	7,611	9,800	6,408
Legal and accounting	1,462		905							149	3,559	1,900	3,312	1,436
Travel and entertainment	672		548							0	2,247	1,618	2,473	1,887
IT related	329		320							0	1,121	904	1,290	1,417
Corporate insurance	273		275							0	862	487	744	365
Credit facility fees	200		84							0	606	444	605	677
Occupancy	124		123							34	409	348	420	595
Director and board costs	193		28							0	489	86	213	236
Other general and administrative expenses	206		38							249	1,017	587	689	575
General and administrative expenses	$ 10,124	$ 8,965	$ 9,846	$ 7,217	$ 7,008	$ 7,155	$ 6,440	$ 9,621	$ 4,160	$ 1,130	$ 29,698	$ 24,071	$ 33,036	$ 27,376	$ 1,130